Summary of Significant Accounting Policies (Details)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Tanzam [member]
Statement Line Items [Line Items]
Ownership interest in subsidiary	100.00%	100.00%
Tancan [member]
Statement Line Items [Line Items]
Ownership interest in subsidiary	100.00%	100.00%
Buckreef [member]
Statement Line Items [Line Items]
Ownership interest in subsidiary	55.00%	55.00%
NWBM [member]
Statement Line Items [Line Items]
Ownership interest in subsidiary	75.00%	75.00%